Principal subsidiaries (Narrative) (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of subsidiaries [line items]
Total assets	£ 1,384,285	[1]	$ 1,384.3	£ 1,349,514	£ 1,140,200
Total liabilities	1,314,244	[1]		1,282,632
Balances with banks and other regulatory authorities	4,750			3,392	£ 4,893
Principal subsidiary companies
Disclosure of subsidiaries [line items]
Total assets	1,833,000			1,795,000
Total liabilities	£ 1,737,000			£ 1,703,000

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.